Finance receivables, net (Tables)	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Components of Finance Receivables
The following table lists the components of the finance receivables as of December 31, 2021 and 2020:

Year ended December 31 (€, in millions)	2020	2021
Finance receivables, gross	2,122.5	1,570.0
Unearned interest	(11.5)	(1.4)
Finance receivables, net	2,111.0	1,568.6
Current portion of finance receivables, gross	1,716.1	1,187.0
Current portion of unearned interest	(5.6)	(1.4)
Non-current portion of finance receivables, net	400.5	383.0

Finance Receivables Due for Payment
At December 31, 2021, payment of the finance receivables in the next 5 years and thereafter are:

(€, in millions)	Amount
2022	1,187.0
2023	383.0
2024	—
2025	—
2026	—
Thereafter	—
Finance receivables, gross	1,570.0